Equity - Ecopetrol Business Groups reserves (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Equity
Equity reserves	$ 30,292	$ 24,156
Legal reserve
Equity
Equity reserves	13,148	11,654
Fiscal and statutory reserves
Equity
Equity reserves	509	509
Other reserves
Equity
Equity reserves	$ 16,635	$ 11,993